Investments and Fair Value Instruments - Summary of Amortized Cost and Fair Value of Investment Securities Portfolio (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 2,034	$ 2,757	$ 9,948
Unrealized Gains	0	0	101
Unrealized Losses	0	0	0
Estimated Fair Value	2,034	2,757	10,049
Cash Equivalents [Member] | Money Market Funds [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	2,034	2,757	4,925
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Estimated Fair Value	$ 2,034	$ 2,757	4,925
Short-term Investments [Member] | Treasury Bills [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost			5,023
Unrealized Gains			101
Unrealized Losses			0
Estimated Fair Value			$ 5,124